SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On January 31, 2023, the Company signed an amendment to the $117,000 note payable with an initial agreement entered into on June 24, 2022. This amendment extends the maturity date of the loan from February 14, 2023 to February 14, 2024 at an interest rate equal to the Bank of Canada’s Prime rate plus 3%.

On February 10, 2023, the Company completed a private placement for 6,500,000 shares at a price of $0.05 per share for total gross proceeds of $325,000.

On March 7, 2023, the Company issued 1,000,000 common shares for services rendered to the Company. The common shares were issued at a price of $0.10 USD per share, for a total value of $100,000 USD.

On March 15, 2023, the Company and FogDog agreed to an extension of terms on both the loan and note payable extending the respective maturity dates to December 31, 2028 and December 31, 2024.

On March 15, 2023, the Company signed an agreement with its partner in the jointly owned subsidiary EnderbyWorks, LLC to become the 100% owner of the company. The agreement includes a secured promissory note of $1,828,000 from the partner to MetaWorks with an interest rate of 8% due and payable on July 6, 2024. There is also a royalty clause on the existing assets that EnderbyWorks will pay the former partner 50% of the first $6,000,000 in Net Revenue.

The Company has evaluated events occurring subsequent to December 31, 2022 through the date these financial statements were issued and noted no additional items requiring disclosure.